Share-based compensation (Q1) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	May 06, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 19, 2019	Apr. 29, 2019
Stock Awards [Abstract]
Share-based compensation expense		$ 2,500	$ 200
Granted (in shares)				2,503,371
Stock Options [Member]
Stock Awards [Abstract]
Granted (in shares)		100,000	0		38,462
2019 Incentive Award Plan [Member]
Stock Awards [Abstract]
Authorized issuance shares of common stock (in shares)				6,000,000			6,000,000
2019 Incentive Award Plan [Member] | Stock Options [Member]
Stock Awards [Abstract]
Share-based compensation expense				$ 10,300	$ 400
Granted (in shares)	2,503,371
Amended and Restated Incentive Award Plan 2019 [Member]
Stock Awards [Abstract]
Authorized issuance shares of common stock (in shares)						9,000,000